First Trust Senior Loan Fund (FTSL)
Portfolio of Investments
July 31, 2026 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 80.5%
	Advertising — 1.2%
$21,509,069	Authentic Brands Group (ABG Intermediate Holdings 2 LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.98%	12/21/28	$21,568,111
6,820,154	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.14%	02/20/32	6,858,143
				28,426,254
	Aerospace & Defense — 2.3%
1,620,912	Arxis (Kaman Corp., Inc.), Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	02/28/32	1,621,422
4,936,884	Ontic (Bleriot US Bidco, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.98%	10/17/30	4,949,374
4,626,874	Phoenix Aviation Capital Ltd. (PAC DAC LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.98%	10/28/30	4,627,591
4,180,083	Signia Aerospace LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.20%	12/11/31	4,186,625
2,854,312	Standard Aero Ltd. (Dynasty Acq. Co.), Term Loan B1, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	10/31/31	2,865,087
1,085,688	Standard Aero Ltd. (Dynasty Acq. Co.), Term Loan B2, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	10/31/31	1,089,787
28,716,070	TransDigm, Inc., Refi Term Loan K, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.98%	03/22/30	28,752,970
4,235,848	TransDigm, Inc., Term Loan N, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	02/10/33	4,245,040
932,113	VistaJet Malta Finance PLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.48%	03/31/31	935,124
				53,273,020
	Airport Services — 0.8%
6,789,899	Atlantic Aviation FBO, Inc. (KKR Apple Bidco LLC), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	09/23/31	6,814,512
1,204,705	BBA Aviation (Signature Aviation US Holdings, Inc. / Brown Group Holding LLC), Refi Term Loan B-2, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.23%	07/01/31	1,208,994
4,252,841	BBA Aviation (Signature Aviation US Holdings, Inc. / Brown Group Holding LLC), Refi Term Loan B-2, 3 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.17%-6.32%	07/01/31	4,267,981
5,999,854	BBA Aviation (Signature Aviation US Holdings, Inc. / Brown Group Holding LLC), Term Loan B-1, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.23%	07/01/31	6,022,474
				18,313,961
	Alternative Carriers — 0.5%
10,649,450	Level 3 Financing, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	03/27/32	10,700,461
1,000,000	VodafoneZiggo (VZ Secured Financing B.V.), Term Loan N, 6 Mo. CME Term SOFR + 3.22%, 0.00% Floor	6.91%	01/14/33	910,210
				11,610,671
	Apparel Retail — 0.1%
2,681,642	Victoria’s Secret & Co., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	08/02/28	2,690,571
	Apparel, Accessories & Luxury Goods — 0.1%
1,732,012	Protective Industrial Products (Gloves Buyer, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.42%	05/24/32	1,736,706

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software — 4.2%
$12,919,997	Cloud Software Group, Inc. (aka Citrix Software, Inc. or Tibco), 2032 Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.98%	08/15/32	$11,608,229
2,631,354	Cloud Software Group, Inc. (aka Citrix Software, Inc. or Tibco), Term Loan B2, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.98%	03/24/31	2,392,703
3,090,478	ConnectWise LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	7.49%	09/30/28	2,911,123
4,377,787	Darktrace PLC (Leia Finco US LLC), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.99%	10/09/32	3,880,908
18,842,944	Darktrace PLC (Leia Finco US LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.99%	10/09/31	17,331,269
8,279,423	Dayforce, Inc. (Dawn Bidco), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.82%	02/04/33	7,722,011
6,779,013	Internet Brands, Inc. (WebMD / MH Sub I LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	7.98%	05/03/28	6,589,777
9,423,262	LogMeIn, Inc. (GoTo Group, Inc.), First Out Term Loan (First Lien), 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	8.69%	04/30/28	7,932,030
7,879,306	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.73%	03/01/29	7,149,092
3,165,362	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	8.73%	05/08/33	1,924,952
5,560,977	SolarWinds Holdings, Inc. (Starlight Parent LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.67%	04/16/32	4,365,367
13,492,556	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	8.08%	06/04/28	12,074,421
7,098,841	Ultimate Software Group (UKG, Inc.), Refi Term Loan, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.07%	02/10/31	6,825,110
6,045,520	Veeam Software Holdings Ltd. (VS Buyer LLC), Refi Term Loan, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.07%	04/14/31	5,826,369
				98,533,361
	Asset Management & Custody Banks — 2.0%
9,393,458	Ascensus Holdings, Inc. (Mercury), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.73%	11/25/32	9,214,418
2,544,777	Colonial First State (Superannuation and Investments US LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.23%	12/01/28	2,558,290
11,358,434	Edelman Financial Engines Center LLC, Extended Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.73%	11/30/31	11,418,407
5,272,674	IQ-EQ (Saphilux S.A.R.L.), Term Loan B, 6 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.73%	07/18/33	5,288,043
16,100,842	Osaic Holdings, Inc. (Advisor Group), Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	08/02/32	16,022,431
2,085,000	Victory Capital Holdings, Inc., Term Loan B-4, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.48%	09/23/32	2,085,136
				46,586,725
	Automotive Parts & Equipment — 1.1%
17,433,996	Clarios Global, L.P. (Power Solutions), 2032 Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	01/28/32	17,493,969
8,088,903	Clarios Global, L.P. (Power Solutions), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	05/06/30	8,117,214
				25,611,183

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Automotive Retail — 1.5%
$11,700,867	Les Schwab Tire Centers (LS Group OpCo Acq. LLC), Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	04/23/31	$11,681,327
22,375,908	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	6.67%	05/04/28	22,363,936
				34,045,263
	Biotechnology — 0.6%
6,135,278	Genmab A/S (Genmab B.V.), Refi Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	12/13/32	6,137,702
7,838,667	Grifols S.A. (Grifols Escrow Issuer S.A.U.), Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.19%	04/14/33	7,863,593
				14,001,295
	Broadcasting — 0.8%
11,999,065	Gray Television, Inc., Term Loan D, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.76%	12/01/28	12,067,759
6,170,179	Nexstar Media, Inc., Term Loan B-7, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	03/19/33	6,171,136
				18,238,895
	Broadline Retail — 0.5%
3,496,981	Peer Holding III B.V. (Action Holding), 2031 Term Loan B5B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	07/01/31	3,508,784
876,214	Peer Holding III B.V. (Action Holding), 2032 USD Term Loan B8, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.98%	10/14/32	877,638
6,971,991	Peer Holding III B.V. (Action Holding), USD Term Loan B4B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	10/28/30	6,999,007
				11,385,429
	Building Products — 1.1%
5,727,837	American Bath (CP Atlas Buyer, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.98%	07/08/30	4,997,566
14,457,047	Miter Brands Acq. Holdco, Inc. (MIWD), Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	03/28/31	14,285,370
5,500,000	Resideo Technologies, Inc., Term Loan B 2032, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	08/13/32	5,512,595
				24,795,531
	Cable & Satellite — 1.3%
10,500,823	Charter Communications Operating LLC, Term Loan B-4, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	12/07/30	10,166,109
7,096,624	Charter Communications Operating LLC, Term Loan B-5, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.98%	12/15/31	6,843,346
7,221,120	DIRECTV Holdings LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.75% Floor	8.32%	08/02/29	7,274,268
6,843,625	Versant Media Group, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.23%	01/30/31	6,897,347
				31,181,070
	Casinos & Gaming — 1.2%
7,459,981	Caesars Entertainment, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.98%	02/06/30	7,220,329
3,477,820	Flutter Entertainment PLC (Flutter Treasury DAC), Incremental Term Loan, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	5.73%	06/04/32	3,467,386
7,276,237	Golden Nugget, Inc. (Fertitta Entertainment LLC), Refi Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	6.98%	01/29/29	7,286,897

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Casinos & Gaming (Continued)
$5,471,415	Light and Wonder International, Inc. (fka Scientific Games International, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	5.67%	04/16/29	$5,485,094
3,557,365	Station Casinos LLC (Red Rocks), Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	03/14/31	3,565,618
				27,025,324
	Commodity Chemicals — 0.6%
14,293,785	Charter Next Generation, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.17%	12/02/30	14,328,662
	Construction & Engineering — 1.6%
997,500	APi Group DE, Inc., Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.48%	05/14/33	1,000,592
4,400,360	Azuria Water Solutions (fka Aegion Corp.), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	04/23/33	4,395,696
10,125,539	Centuri Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.66%	07/09/32	10,152,675
5,740,328	Construction Partners, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.75%	11/03/31	5,747,503
8,827,140	Green Infrastructure Partners LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	09/24/32	8,849,208
1,083,343	Socotec SAS (Socotec US Holdings), Refi Term Loan B, Daily SOFR + 2.75%, 0.75% Floor	6.28%-6.43%	06/02/31	1,087,070
5,600,000	Tecta America Corp., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	02/18/32	5,613,524
				36,846,268
	Construction Materials — 2.7%
1,567,405	Knife River Corp., Refi Term Loan, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.40%	03/08/32	1,568,063
1,386,402	Quikrete Holdings, Inc., Term Loan B1 2031, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.98%	04/14/31	1,388,676
26,938,727	Quikrete Holdings, Inc., Term Loan B-2 2029, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.98%	03/18/29	27,014,425
15,771,167	Smyrna Ready Mix Concrete LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.73%	04/02/29	15,874,705
1,354,055	TAMKO Building Products LLC, Incremental Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.73%-6.82%	09/20/30	2,719,336
2,280,506	TAMKO Building Products LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.49%	09/20/30	2,283,357
1,515,402	TAMKO Building Products LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%-6.48%	09/20/30	1,517,296
11,174,480	TAMKO Building Products LLC, Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.43%-6.72%	09/20/30	11,188,448
				63,554,306
	Consumer Electronics — 0.3%
6,166,585	Pye-Barker Fire & Safety LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	12/16/32	6,195,691
	Data Processing & Outsourced Services — 1.2%
5,846,318	Alter Domus (Chrysaor Bidco S.A.R.L.), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.76%	10/31/31	5,874,088

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Data Processing & Outsourced Services (Continued)
$15,045,856	Consilio (Skopima Consilio Parent LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.48%	05/17/28	$13,232,906
8,744,885	Iron Mountain, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	01/31/31	8,740,512
				27,847,506
	Distributors — 0.2%
5,750,000	ADI Global Distribution Funding LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.46%	07/31/33	5,764,404
	Diversified Capital Markets — 0.2%
4,277,785	OSTTRA (Orion US Finco), Term Loan B (First Lien), 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.26%	10/10/32	4,297,398
	Diversified Chemicals — 0.0%
899,800	BASF Coatings GmbH (Bond US Bidco), USD Term Loan B-1, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.24%	06/30/33	904,861
	Diversified Financial Services — 0.5%
11,220,749	Gen II Fund Services (PEX Holdings LLC), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	11/19/31	11,255,814
	Diversified Metals & Mining — 0.8%
18,000,000	SCIH Salt Holdings, Inc. (aka Morton Salt), New Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.50%	07/30/31	17,913,780
	Diversified Support Services — 0.8%
13,000,455	Aggreko Holdings, Inc. (Albion), Extended Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.63%	05/21/31	13,078,458
4,452,742	OpenLane, Inc. (KAR Auction Services, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.15%	10/08/32	4,475,006
882,203	Rosen US Holdings LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	03/26/31	882,168
				18,435,632
	Drug Retail — 0.1%
1,344,387	Boots Group Finco, L.P., Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	08/28/32	1,350,826
	Electric Utilities — 0.6%
6,549,534	Alpha Generation LLC (AlphaGen), Refi Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.48%	09/30/31	6,530,016
7,502,706	Pathfinder Power LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.66%	06/30/33	7,496,854
				14,026,870
	Electrical Components & Equipment — 0.1%
2,634,276	BCP VI Summit Holdings, L.P. (Chemelex - fka nVent), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.40%	01/30/32	2,647,118
	Electronic Components — 0.2%
3,527,313	Belden, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.98%	07/31/33	3,549,359
	Electronic Equipment & Instruments — 0.8%
7,917,899	Chamberlain Group, Inc. (Chariot), Extended Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.73%	09/08/32	7,937,694

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Electronic Equipment & Instruments (Continued)
$7,487,676	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), New Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.98%	07/12/32	$7,511,075
3,773,891	Verifone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.50%, 0.00% Floor	9.58%	08/21/28	3,583,875
				19,032,644
	Environmental & Facilities Services — 1.6%
6,374,222	Allied Universal Holdco LLC, Extended Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.98%	08/20/32	6,398,795
13,588,969	Anticimex Global AB, Facility B8 (USD), Daily SOFR + 2.90%, 0.00% Floor	6.41%-6.60%	11/16/31	13,644,751
5,000,000	Brightview Landscapes LLC (fka Brickman), Extended Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.82%	06/15/33	5,008,325
12,283,526	Interstate Waste Services (Action Environmental Group, Inc.), Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.73%	10/24/30	12,183,784
				37,235,655
	Food Distributors — 0.1%
2,432,020	C&S Wholesale Grocers LLC, Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.73%	09/23/30	2,304,339
	Footwear — 0.2%
4,508,027	Skechers (Beach Acquisition Bidco LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	09/13/32	4,534,647
	Health Care Distributors — 0.2%
5,283,716	McKesson Medical-Surgical Top Holdings, Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.98%	06/30/32	5,295,288
	Health Care Equipment — 0.4%
1,000,000	Confluent Medical Technologies, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.73%	02/16/32	1,005,000
5,800,000	Hologic, Inc. (Hopper Merger Sub, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.99%	04/07/33	5,710,796
1,763,067	Resonetics LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.75% Floor	6.58%	06/18/31	1,764,177
882,210	Sebia (Argent Bidco SAS), USD Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	04/14/33	887,446
				9,367,419
	Health Care Facilities — 1.6%
13,888,951	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Extended Term Loan, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.98%	09/18/32	13,943,951
4,322,558	Concentra Health Services, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	07/26/31	4,327,053
3,000,000	Select Medical Corp., Term Loan B-3, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.73%	12/03/31	3,011,250
15,026,088	Southern Veterinary Partners LLC (Mission Pet), Refi Term Loan, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.16%	12/04/31	15,051,633
				36,333,887
	Health Care Services — 2.7%
2,500,000	Aveanna Healthcare LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.73%	09/17/32	2,515,200
3,724,405	Brightspring Health (Phoenix Guarantor, Inc.), Term Loan B-6, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	02/21/31	3,730,216

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$447,651	CHG Healthcare Services, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.82%	09/30/31	$447,792
5,898,568	Ensemble RCM LLC (Ensemble Health), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.82%	02/09/33	5,883,821
6,901,946	ExamWorks Group, Inc. (Electron Bidco), Extended Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.23%	02/06/33	6,934,558
6,068,226	Heartland Dental Care LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.23%	08/25/32	6,083,912
11,201,847	Pacific Dental Services LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	03/17/31	11,220,162
16,268,910	R1 RCM, Inc. (Raven Acq. Holdings LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.73%	11/19/31	16,192,202
5,026,933	Radnet Management, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.66%	04/18/31	5,030,603
1,701,228	SCP Health (Onex TSG Intermediate Corp.), Refi Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.98%	08/06/32	1,712,039
3,459,731	US Fertility Enterprises LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.90%-6.98%	12/30/32	3,478,102
				63,228,607
	Health Care Supplies — 0.1%
2,133,090	Sharp Services LLC, Term Loan E, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.73%	09/29/32	2,142,871
	Health Care Technology — 1.7%
15,394,646	athenahealth Group, Inc., Extended Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	6.98%	02/17/32	15,309,667
18,112,703	Mediware (Wellsky / Project Ruby Ultimate Parent Corp.), Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	6.60%	03/10/28	18,119,134
6,019,791	Waystar Technologies, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	10/22/29	6,019,791
				39,448,592
	Hotels, Resorts & Cruise Lines — 0.2%
868,791	Alterra Mountain Co., 2030 Term Loan B-8, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	05/31/30	870,242
1,382,264	Alterra Mountain Co., Refi Term Loan B-9, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	08/17/28	1,385,720
2,699,400	Venetian Resort Las Vegas (Pioneer OpCo LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.00%	05/15/33	2,718,444
				4,974,406
	Household Products — 0.1%
3,405,225	Essential Home (Lavender Dutch BorrowerCo B.V.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.98%	12/31/32	3,406,502
	Human Resource & Employment Services — 0.1%
3,182,630	First Advantage Corp., Refi Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	10/31/31	3,181,214
	Independent Power Producers & Energy Traders — 0.5%
4,558,532	Invenergy Thermal Operating, Term Loan B, Daily SOFR + 2.75%, 0.00% Floor	6.28%-6.43%	05/17/32	4,580,618
301,552	Invenergy Thermal Operating, Term Loan C, Daily SOFR + 2.75%, 0.00% Floor	6.39%-6.54%	05/17/32	303,013

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Independent Power Producers & Energy Traders (Continued)
$519,463	Lightning Power LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.75%	08/18/31	$520,437
4,221,635	Talen Energy Supply, Inc., 2031 Term Loan, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.48%	12/13/31	4,214,163
2,185,988	Talen Energy Supply, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.82%	11/25/32	2,165,669
				11,783,900
	Industrial Machinery & Supplies & Components — 3.6%
1,057,979	Alliance Laundry Systems LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	08/19/31	1,060,719
3,122,744	Alliance Laundry Systems LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.82%	08/19/31	3,130,832
8,947,293	Copeland (Emerald Debt Merger Sub LLC / EMRLD), Term Loan B1, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	05/31/30	8,956,061
4,493,379	Duravant (Engineered Machinery Holdings, Inc.), Refi Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.49%	11/26/32	4,512,408
14,933,848	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.23%	10/23/28	14,959,235
3,016,013	Gates Global LLC, Term Loan B5, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	5.48%	06/04/31	3,016,179
6,760,031	Innio Holding GmbH, Term Loan B, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.15%	11/28/31	6,726,231
5,000,000	Madison IAQ LLC, Refi Term Loan, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.47%	05/06/32	5,000,175
17,128,884	Pro Mach Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	10/16/32	17,179,329
2,653,198	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), Incremental Term Loan B-2, 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.70%	04/30/30	2,667,499
15,578,329	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.70%	04/30/30	15,658,869
				82,867,537
	Insurance Brokers — 6.0%
13,826,025	Acrisure LLC, Term Loan B-6 2030, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.73%	11/06/30	12,692,290
3,266,045	Acrisure LLC, Term Loan B-7, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.98%	06/20/32	2,949,239
5,933,457	Alera Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.48%	05/28/32	5,782,035
3,410,000	Alera Group, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.50%, 0.50% Floor	9.25%	05/30/33	3,258,988
7,658,991	AmWINS Group, Inc., Refi Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.75% Floor	5.73%	01/30/32	7,602,736
809,021	Ardonagh Midco 3 Ltd., Refi Term Loan B (USD), 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.73%	02/15/31	799,414
17,554,294	Ardonagh Midco 3 Ltd., Refi Term Loan B (USD), 6 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.83%	02/15/31	17,345,837
13,099,602	Baldwin Insurance Group Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.16%	05/27/31	12,968,606
3,820,940	BroadStreet Partners Group, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	06/16/31	3,763,321

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$1,703,606	CFC Group Ltd., Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.23%	07/01/32	$1,632,625
13,991,553	CRC Insurance Group LLC (fka Truist Insurance), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	8.48%	05/06/32	13,490,235
3,552,385	Goosehead Insurance Holdings LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	01/08/32	3,521,302
5,000,000	Hub International Ltd., 2025 Refi Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.75% Floor	5.98%	06/20/30	5,008,175
25,571,917	Hyperion Insurance Group Ltd. (aka Howden Group), Refi Term Loan 2030, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.48%	04/18/30	24,708,864
3,508,808	Jones DesLauriers Insurance Management, Inc. (NavaCord), Incremental Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.82%	02/02/33	3,440,387
20,031,679	OneDigital Borrower LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	8.98%	07/02/32	19,338,884
				138,302,938
	Integrated Telecommunication Services — 1.2%
11,483,362	Iridium Satellite LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.75% Floor	5.98%	09/20/30	11,497,717
16,588,193	Numericable U.S. LLC (Altice France SAS or SFR), Term Loan B-14, 3 Mo. CME Term SOFR + 6.88%, 0.00% Floor	10.62%	05/15/31	16,904,529
				28,402,246
	Interactive Home Entertainment — 0.5%
11,480,533	Electronic Arts, Inc. (Oak-Eagle AcquireCo., Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.25%	07/31/33	11,564,513
	Internet Services & Infrastructure — 0.9%
1,950,895	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, Daily CME Term SOFR + 4.50%, 0.00% Floor	8.14%	11/17/31	1,952,114
2,527,086	Go Daddy Operating Co. LLC, Term Loan B-8, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.48%	11/13/29	2,496,685
5,000,000	QTS Thunder Managing Issuer LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.03%	07/15/33	4,937,500
11,551,146	Sedgwick Claims Management Services, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	07/31/31	11,486,806
				20,873,105
	Investment Banking & Brokerage — 0.8%
8,814,130	Citadel Securities, L.P., Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.66%	06/30/33	8,813,865
9,782,417	Jane Street Group LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	12/13/31	9,755,320
				18,569,185
	IT Consulting & Other Services — 0.6%
5,582,324	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	7.83%	10/01/27	5,543,945
8,756,029	Peraton Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	7.67%	02/01/28	7,992,985
				13,536,930
	Leisure Facilities — 0.1%
2,000,000	United Parks & Resorts, Inc. (Seaworld), Term Loan B-3, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	5.73%	12/04/31	1,990,840

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Leisure Products — 0.1%
$1,970,000	SRAM LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	02/28/32	$1,974,925
	Life Sciences Tools & Services — 2.1%
10,576,135	ICON Clinical Investments LLC (PRA Health Sciences, Inc.), Lux Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	5.73%	07/03/28	10,607,228
2,635,051	ICON Clinical Investments LLC (PRA Health Sciences, Inc.), US Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	5.73%	07/03/28	2,642,798
17,989,676	Parexel International Corp. (Phoenix Newco), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.23%	12/09/31	18,042,206
2,000,000	Sotera Health Holdings LLC (Sterigenics), Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.98%	05/30/31	2,009,380
15,054,767	Syneos Health, Inc. (Star Parent), Refi Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.23%	09/30/30	15,127,933
873,265	WCG Intermediate Corp. (WIRB- Copernicus Group), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	02/25/32	870,628
				49,300,173
	Managed Health Care — 0.3%
6,168,692	MyEyeDr. (MED ParentCo, L.P.), Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.73%	04/15/31	6,186,951
	Media Entertainment — 1.7%
39,004,892	Warner Bros. Discovery, Inc. (Discovery Global Holdings, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	06/30/33	39,082,121
	Metal, Glass & Plastic Containers — 0.1%
2,691,586	Sabert Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 1.00% Floor	6.98%	12/11/28	2,706,726
	Mortgage Reits — 0.2%
3,590,505	Starwood Property Trust, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	09/24/32	3,591,080
	Movies & Entertainment — 0.3%
7,941,981	TKO Group Holdings, Inc. (UFC), Refi Term Loan B-7, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.41%	11/21/31	7,937,493
	Office Services & Supplies — 0.0%
717,397	Summit Companies (Pinnacle Buyer LLC), Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	10/01/32	720,984
	Other Specialty Retail — 0.8%
4,526,944	Bass Pro Group LLC (Great Outdoors Group LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	6.98%	01/23/32	4,554,015
3,755,896	Petsmart, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.72%	08/18/32	3,769,511
6,005,368	Savers, Inc. (Evergreen AcqCo 1, L.P.), Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	09/18/32	6,021,883
3,500,000	Sweetwater Sound, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.89%	02/17/33	3,517,500
				17,862,909
	Packaged Foods & Meats — 1.1%
3,400,000	Froneri International Ltd., Incremental USD Term Loan B-6, 6 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.45%	09/30/32	3,386,825
8,977,330	Newly Weds Foods LLC (Red SPV LLC), Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.97%	03/15/32	8,999,773

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Packaged Foods & Meats (Continued)
$4,736,527	Sauer Brands, Inc. (Savor Acquisition, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.82%	02/19/32	$4,766,698
9,149,374	Utz Quality Foods LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	01/31/32	9,163,099
				26,316,395
	Paper & Plastic Packaging Products & Materials — 0.7%
11,198,934	Graham Packaging Co., L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.98%	01/26/33	11,215,116
4,433,750	Sealed Air Corp. (Sword Purchaser LLC), Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.73%	04/09/33	4,282,537
				15,497,653
	Passenger Airlines — 0.2%
5,730,455	American Airlines, Inc. (AAdvantage Loyalty IP Ltd.), Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.98%	04/20/28	5,736,586
	Passenger Ground Transportation — 0.4%
6,814,333	First Student Bidco, Inc., Refi Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.98%	08/15/30	6,830,756
3,442,356	Student Transportation of America Holdings, Inc., Add on Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.60%-6.62%	06/24/32	3,459,034
				10,289,790
	Personal Care Products — 0.1%
1,772,500	Prestige Brands, Inc., Delayed Draw Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	05/31/33	1,779,705
	Pharmaceuticals — 1.3%
2,235,494	Ceva Sante (Financiere Mendel), USD Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.39%	11/13/30	2,246,325
7,036,633	Dechra Finance US LLC, USD Facility B3, 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.70%	01/27/32	7,064,111
21,216,644	Opella Healthcare Group (Opal U.S. LLC), Term Loan B6, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	04/23/32	21,279,127
				30,589,563
	Property & Casualty Insurance — 0.2%
5,290,855	MedRisk (Bella Holding Co. LLC), Extended Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.98%	06/15/33	5,292,521
	Rail Transportation — 0.2%
3,994,924	Genesee & Wyoming, Inc., Term Loan B, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.48%	04/10/31	3,988,452
	Real Estate Development — 0.2%
3,990,000	Greystar Real Estate Partners LLC, Refi Term Loan B-4, 3 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.92%	08/21/30	3,994,988
	Research & Consulting Services — 1.3%
2,764,299	Amentum Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.48%	09/29/31	2,766,373
11,165,537	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	01/31/31	10,445,025
1,924,366	Clarivate Analytics PLC (Camelot), 2025 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.98%	01/31/31	1,809,867
4,326,050	TIC Solutions (Acuren Holdings, Inc.), Refi Term Loan, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	07/30/31	4,348,134

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Research & Consulting Services (Continued)
$5,370,778	Trans Union LLC, Term Loan B5, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	5.58%	11/13/26	$5,378,914
5,236,792	Veritext Corp. (VT TopCo, Inc.), Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.73%	08/12/30	5,169,054
				29,917,367
	Restaurants — 4.7%
24,867,430	1011778 B.C. Unlimited Liability Co. (Restaurant Brands) (aka Burger King/Tim Horton’s), 2024 Refi Term Loan B-6, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.48%	09/23/30	24,903,736
1,000,000	Golden State Foods LLC, Add On Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.26%	12/04/31	1,003,130
31,841,564	IRB Holding Corp. (Arby’s/Inspire Brands), Extended Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.23%	12/16/30	31,938,840
5,698,876	Raising Cane’s Restaurants LLC, 2033 Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.66%	06/08/33	5,681,067
10,613,973	Raising Cane’s Restaurants LLC, First Amendment Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	10/31/32	10,592,745
34,000,000	Whatabrands LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	6.23%	07/30/33	34,085,000
				108,204,518
	Security & Alarm Services — 1.2%
21,190,029	Garda World Security Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.51%	02/01/29	21,216,516
6,992,018	Kidde Home Safety LLC (LSF12 Crown US Commercial Bidco LLC), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.24%	12/02/31	7,013,134
				28,229,650
	Semiconductor Materials & Equipment — 0.5%
11,218,843	Altera (Gryphon Debt Merger Sub, Inc. / Acquire Newco), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.41%	09/12/32	11,253,901
	Soft Drinks & Non-Alcoholic Beverages — 1.0%
6,165,588	Celsius Holdings, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.75%	04/09/32	6,170,736
17,858,539	Primo Brands Corp., Extended Term Loan, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.48%	03/31/31	17,952,207
				24,122,943
	Specialized Consumer Services — 1.5%
12,210,958	Belron Finance US LLC, USD Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	5.66%	10/16/31	12,217,368
4,176,937	Caliber Collision (Wand NewCo 3, Inc.), 2025 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	01/30/31	4,191,598
7,568,239	Mister Car Wash Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	03/27/31	7,600,177
11,181,584	Wash MultiFamily Acquisition, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.73%	09/10/32	11,252,643
				35,261,786
	Specialized Finance — 1.6%
16,968,068	Creative Planning Group (CPI Holdco), Initial Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	05/19/31	16,953,306

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Specialized Finance (Continued)
$13,462,736	Envestnet, Inc. (BCPE Pequod Buyer, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	11/25/31	$13,224,311
5,773,675	Janus Henderson Group PLC (Jupiter Borrower, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	06/30/33	5,815,765
				35,993,382
	Specialty Chemicals — 0.8%
11,958,612	Highline Aftermarket Acquisition LLC, Refi Term Loan B, 6 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.23%	02/19/30	11,978,523
1,146,164	Nouryon USA LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.17%	07/31/31	1,147,781
4,637,536	Nouryon USA LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.23%	07/31/31	4,644,075
				17,770,379
	Systems Software — 1.1%
4,154,985	Idera, Inc. (Flash Charm), 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.16%	03/02/28	3,635,611
2,296,177	Idera, Inc. (Flash Charm), Term Loan (Second Lien), 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	10.56%	03/02/29	1,422,367
2,316,878	Imprivata, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.48%	12/01/29	2,331,116
465,003	Kaseya, Inc., Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.82%	03/20/33	265,440
9,877,962	KnowBe4, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.57%	07/26/32	7,475,148
9,428,030	Proofpoint, Inc., Extended Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.25%	08/31/30	9,276,333
417,839	SS&C Technologies Holdings, Inc., Term Loan B8, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	05/09/31	417,892
				24,823,907
	Trading Companies & Distributors — 3.1%
4,328,350	Azorra Aviation (Azorra Finance Ltd.), Refi Term Loan, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.16%	10/18/29	4,347,287
982,500	Core & Main, L.P. (fka HD Supply Waterworks), Term Loan E, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.66%	02/10/31	984,750
2,703,228	Core & Main, L.P. (fka HD Supply Waterworks), Term Loan F, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.48%	06/30/33	2,711,121
4,293,684	DXP Enterprises, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 1.00% Floor	6.98%	10/13/30	4,319,617
7,000,000	Hillman Group (The), Inc., Extended Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.67%	07/22/33	7,017,500
6,302,507	PrimeSource Brands (a/k/a Park River Holdings, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.75% Floor	8.23%	03/15/31	6,314,009
12,600,000	QXO/Beacon Roofing (Queen Mergerco), New Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	06/30/33	12,593,700
5,868,249	QXO/Beacon Roofing (Queen Mergerco), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	04/30/32	5,869,041
2,914,439	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.73%	11/29/30	2,774,182
25,134,801	White Cap Supply Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.98%	10/29/29	25,138,320
				72,069,527

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Transaction & Payment Processing Services — 0.5%
$2,296,100	Corpay Technologies Operating Co., LLC (FleetCor), Term Loan B-6, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.48%	11/03/32	$2,295,296
8,730,539	Shift4 Payments LLC (Harbortouch), Refi Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	07/06/32	8,725,126
				11,020,422
	Total Senior Floating-Rate Loan Interests			1,866,267,816
	(Cost $1,885,056,214)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 12.6%
	Aerospace & Defense — 0.3%
3,000,000	TransDigm, Inc. (c)	7.13%	12/01/31	3,098,070
3,000,000	TransDigm, Inc. (c)	6.00%	01/15/33	3,003,238
				6,101,308
	Application Software — 0.4%
9,652,000	Cloud Software Group LLC (c)	9.00%	09/30/29	9,465,347
	Asset Management & Custody Banks — 0.1%
2,504,000	Osaic Holdings, Inc. (c)	6.75%	08/01/32	2,514,217
	Automotive Retail — 0.1%
3,000,000	Valvoline, Inc. (c)	3.63%	06/15/31	2,736,796
	Broadcasting — 1.8%
7,706,000	iHeartCommunications, Inc. (c)	4.75%	01/15/28	7,255,131
15,804,000	Nexstar Media, Inc. (c)	4.75%	11/01/28	15,506,466
6,376,000	Sinclair Television Group, Inc. (c)	8.13%	02/15/33	6,546,392
9,449,000	Sirius XM Radio LLC (c)	4.00%	07/15/28	9,197,765
2,160,000	Sirius XM Radio LLC (c)	4.13%	07/01/30	2,020,215
				40,525,969
	Building Products — 0.6%
3,590,000	Advanced Drainage Systems, Inc. (c)	5.38%	03/01/34	3,485,186
5,600,000	Builders FirstSource, Inc. (c)	4.25%	02/01/32	5,101,644
5,000,000	Standard Building Solutions, Inc. (c)	5.88%	03/15/34	4,806,733
				13,393,563
	Cable & Satellite — 0.4%
8,466,000	EchoStar Corp.	10.75%	11/30/29	9,162,266
	Casinos & Gaming — 0.4%
3,000,000	Churchill Downs, Inc. (c)	4.75%	01/15/28	2,972,530
2,000,000	Churchill Downs, Inc. (c)	5.75%	04/01/30	1,994,944
3,388,000	Light & Wonder International, Inc. (c)	7.50%	09/01/31	3,491,863
1,221,000	Station Casinos LLC (c)	4.50%	02/15/28	1,201,300
				9,660,637
	Commercial & Residential Mortgage Finance — 0.4%
6,581,000	Rocket Cos., Inc. (c)	6.13%	08/01/30	6,637,939
2,243,000	Rocket Cos., Inc. (c)	6.38%	08/01/33	2,259,132
				8,897,071
	Construction Materials — 0.0%
767,000	JH North America Holdings, Inc. (c)	5.88%	01/31/31	765,973

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Finance — 0.2%
$4,000,000	FirstCash, Inc. (c)	4.63%	09/01/28	$3,928,881
	Diversified Support Services — 0.1%
2,394,000	RB Global Holdings, Inc. (c)	7.75%	03/15/31	2,473,484
	Education Services — 0.1%
2,900,000	Graham Holdings Co. (c)	5.63%	12/01/33	2,837,471
	Electric Utilities — 0.6%
5,515,000	Alpha Generation LLC (c)	6.75%	10/15/32	5,566,444
4,162,000	Alpha Generation LLC (c)	6.25%	01/15/34	4,069,545
3,500,000	NRG Energy, Inc. (c)	5.41%	10/15/35	3,353,659
				12,989,648
	Environmental & Facilities Services — 0.2%
3,240,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (c)	6.88%	06/15/30	3,312,644
2,000,000	Clean Harbors, Inc. (c)	5.13%	07/15/29	1,977,221
				5,289,865
	Food Distributors — 0.2%
1,909,000	US Foods, Inc. (c)	4.75%	02/15/29	1,882,667
3,000,000	US Foods, Inc. (c)	7.25%	01/15/32	3,103,479
				4,986,146
	Health Care Facilities — 0.5%
2,000,000	Tenet Healthcare Corp.	4.25%	06/01/29	1,940,665
4,000,000	Tenet Healthcare Corp.	4.38%	01/15/30	3,860,859
4,534,000	Tenet Healthcare Corp. (c)	5.50%	11/15/32	4,467,206
				10,268,730
	Health Care Services — 0.1%
2,000,000	Raven Acquisition Holdings LLC (c)	6.88%	11/15/31	1,947,071
	Health Care Supplies — 0.5%
5,864,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (c)	6.25%	04/01/29	5,970,625
5,864,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (c)	5.25%	06/15/33	5,772,567
				11,743,192
	Homebuilding — 0.1%
2,873,000	Installed Building Products, Inc. (c)	5.63%	02/01/34	2,780,487
	Hotels, Resorts & Cruise Lines — 0.2%
3,056,000	Hilton Domestic Operating Co., Inc. (c)	5.50%	09/15/31	3,030,155
2,000,000	Hilton Domestic Operating Co., Inc. (c)	5.88%	03/15/33	2,001,087
				5,031,242
	Independent Power Producers & Energy Traders — 0.4%
6,268,000	Talen Energy Supply LLC (c)	6.38%	05/01/33	6,175,709
3,404,000	Talen Energy Supply LLC (c)	6.50%	02/01/36	3,363,273
				9,538,982
	Insurance Brokers — 0.1%
3,000,000	AmWINS Group, Inc. (c)	4.88%	06/30/29	2,889,461
	Investment Banking & Brokerage — 0.1%
2,722,000	Jane Street Group / JSG Finance, Inc. (c)	6.13%	11/01/32	2,710,076
	Life Sciences Tools & Services — 0.2%
1,800,000	Charles River Laboratories International, Inc. (c)	3.75%	03/15/29	1,721,494
1,800,000	Charles River Laboratories International, Inc. (c)	4.00%	03/15/31	1,680,415
				3,401,909

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Managed Health Care — 0.3%
$8,120,000	Centene Corp.	4.63%	12/15/29	$7,882,467
	Metal, Glass & Plastic Containers — 0.1%
2,571,000	Crown Americas LLC	5.88%	06/01/33	2,567,578
	Mortgage Reits — 0.1%
2,788,000	Blackstone Mortgage Trust, Inc. (c)	6.25%	06/01/31	2,667,562
	Other Specialty Retail — 0.1%
2,229,000	PetSmart LLC / PetSmart Finance Corp. (c)	7.50%	09/15/32	2,253,983
	Packaged Foods & Meats — 1.6%
3,000,000	Performance Food Group, Inc. (c)	4.25%	08/01/29	2,902,878
3,000,000	Performance Food Group, Inc. (c)	6.13%	09/15/32	3,012,225
4,652,000	Performance Food Group, Inc. (c)	5.63%	03/01/34	4,515,311
26,001,000	Post Holdings, Inc. (c)	6.25%	02/15/32	26,138,545
				36,568,959
	Paper & Plastic Packaging Products & Materials — 0.2%
1,775,000	Graphic Packaging International LLC (c)	3.50%	03/15/28	1,723,119
2,335,000	Graphic Packaging International LLC (c)	3.75%	02/01/30	2,178,202
				3,901,321
	Personal Care Products — 0.1%
2,970,000	Prestige Brands, Inc. (c)	3.75%	04/01/31	2,725,214
	Rail Transportation — 0.1%
2,500,000	Genesee & Wyoming, Inc. (c)	6.25%	04/15/32	2,517,453
	Research & Consulting Services — 0.5%
2,720,000	Clarivate Science Holdings Corp. (c)	3.88%	07/01/28	2,629,898
8,988,000	Neptune Bidco US, Inc. (c)	9.29%	04/15/29	9,163,839
				11,793,737
	Restaurants — 0.3%
7,790,000	Yum! Brands, Inc.	5.38%	04/01/32	7,691,101
	Security & Alarm Services — 0.1%
3,000,000	Brink’s (The) Co. (c)	4.63%	10/15/27	2,983,160
	Trading Companies & Distributors — 1.0%
1,750,000	American Builders & Contractors Supply Co., Inc. (c)	4.00%	01/15/28	1,724,735
2,000,000	Ashtead Capital, Inc. (c)	4.25%	11/01/29	1,944,323
2,000,000	Ashtead Capital, Inc. (c)	2.45%	08/12/31	1,747,814
4,481,000	QXO Building Products, Inc. (c)	6.75%	04/30/32	4,580,300
1,041,000	QXO Building Products, Inc. (c)	6.88%	07/15/34	1,043,347
7,034,000	United Rentals North America, Inc. (c)	6.00%	12/15/29	7,115,587
5,000,000	WESCO Distribution, Inc. (c)	5.50%	04/15/34	4,869,798
				23,025,904
	Total Corporate Bonds and Notes			292,618,231
	(Cost $293,789,446)
FOREIGN CORPORATE BONDS AND NOTES — 2.0%
	Casinos & Gaming — 0.1%
3,450,000	Flutter Treasury DAC (c)	6.38%	04/29/29	3,494,753
	Data Processing & Outsourced Services — 0.2%
4,795,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (c)	4.00%	06/15/29	4,190,979
	Environmental & Facilities Services — 0.4%
8,318,000	GFL Environmental, Inc. (c)	6.75%	01/15/31	8,429,054

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Hotels, Resorts & Cruise Lines — 0.4%
$9,895,000	Viking Ocean Cruises Ship VII Ltd. (c)	5.63%	02/15/29	$9,892,724
	Restaurants — 0.7%
16,800,000	1011778 BC ULC / New Red Finance, Inc. (c)	4.00%	10/15/30	15,797,146
	Specialized Consumer Services — 0.2%
3,900,000	Belron UK Finance PLC (c)	5.75%	10/15/29	3,902,219
	Total Foreign Corporate Bonds and Notes			45,706,875
	(Cost $45,655,161)

Shares	Description	Value
MONEY MARKET FUNDS — 9.5%
218,955,313	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (d)	218,955,313
	(Cost $218,955,313)

	Total Investments — 104.6%	2,423,548,235
	(Cost $2,443,456,134)
	Net Other Assets and Liabilities — (4.6)%	(106,119,782)
	Net Assets — 100.0%	$2,317,428,453

(a)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2026, securities noted as such amounted to $305,220,170 or 13.2% of net assets.

(d)	Rate shown reflects yield as of July 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows:

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$1,866,267,816	$—	$1,866,267,816	$—
Corporate Bonds and Notes*	292,618,231	—	292,618,231	—
Foreign Corporate Bonds and Notes*	45,706,875	—	45,706,875	—
Money Market Funds	218,955,313	218,955,313	—	—
Total Investments	$2,423,548,235	$218,955,313	$2,204,592,922	$—

*	See Portfolio of Investments for industry breakout.

Unfunded Loan Commitments
As of July 31, 2026, the Fund had the following unfunded loan commitments which are categorized as Level 2 within the fair value hierarchy.

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Arxis (Kaman Corp., Inc.), Term Loan	$180,101	$180,101	$180,158	$57
Azuria Water Solutions (fka Aegion Corp.), Term Loan	457,180	456,037	456,696	659
CoreWeave Financing DDTL V LLC, Term Loan	2,548,937	2,591,180	2,550,530	(40,650)
Pye-Barker Fire & Safety LLC, Term Loan	921,444	921,231	925,793	4,562
R1 RCM, Inc. (Raven Acq. Holdings LLC), Term Loan	1,176,775	1,164,185	1,171,226	7,041
Sauer Brands, Inc. (Savor Acquisition, Inc.), Term Loan	370,141	371,483	372,499	1,016
Signia Aerospace LLC, Term Loan	145,928	145,928	146,156	228
Summit Companies (Pinnacle Buyer LLC), Term Loan	138,307	137,961	138,998	1,037
US Fertility Enterprises LLC, Term Loan	176,489	176,489	177,427	938
		$6,144,595	$6,119,483	$(25,112)